Income Taxes (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Components of Deferred Tax Assets and Liabilities [Abstract]
Net operating losses	$ 17,300,000	$ 14,700,000
Less: valuation allowance	(17,300,000)	(14,700,000)
Net deferred tax assets